Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital [Member] EUR (€)	Share capital [Member] USD ($)	Share premium [Member] EUR (€)	Share premium [Member] USD ($)	Retained earnings (accumulated deficit) [Member] EUR (€)	Retained earnings (accumulated deficit) [Member] USD ($)	Treasury shares [Member] EUR (€)	Treasury shares [Member] USD ($)	Translation reserve from Foreign Operations [Member] EUR (€)	Translation reserve from Foreign Operations [Member] USD ($)	Hedging Reserve [Member] EUR (€)	Hedging Reserve [Member] USD ($)	Transaction reserve with non-controlling Interests [Member] EUR (€)	Transaction reserve with non-controlling Interests [Member] USD ($)	Total [Member] EUR (€)	Total [Member] USD ($)	Non-controlling Interests [Member] EUR (€)	Non-controlling Interests [Member] USD ($)	EUR (€)	USD ($)
Balance at Dec. 31, 2018	€ 19,980		€ 58,344		€ 758		€ (1,736)		€ 1,396		€ (227)		€ 0		€ 78,515		€ (1,558)		€ 76,957
Statement Line Items [Line Items]
Profit (Loss) for the year	0		0		12,060		0		0		0		0		12,060		(2,276)		9,784
Other comprehensive loss for the year	0		0		0		0		2,960		(846)		0		2,114		(857)		1,257
Total comprehensive loss for the year	0		0		12,060		0		2,960		(846)		0		14,174		(3,133)		11,041
Sale of shares in subsidiaries to non-controlling interests	0		0		0		0		0		0		5,439		5,439		5,374		10,813
Issue of equity	2,010		5,797		0		0		0		0		0		7,807		0		7,807
Options exercise	8		11		0		0		0		0		0		19		0		19
Acquisition of shares in subsidiaries from non-controlling interests	0		0		0		0		0		0		667		667		254		921
Share-based payments	0		8		0		0		0		0		0		8		0		8
Balance at Dec. 31, 2019	21,998		64,160		12,818		(1,736)		4,356		(1,073)		6,106		106,629		937		107,566
Statement Line Items [Line Items]
Profit (Loss) for the year	0		0		(4,627)		0		0		0		0		(4,627)		(1,541)		(6,168)
Other comprehensive loss for the year	0		0		0		0		(533)		1,414		0		881		1,402		2,283
Total comprehensive loss for the year	0		0		(4,627)		0		(533)		1,414		0		(3,746)		(139)		(3,885)
Issue of equity	3,084		18,191		0		0		(0)		(0)		0		21,275		0		21,275
Options exercise	20		0		0		0		(0)		(0)		0		20		0		20
Share-based payments	0		50		0		0		0		0		0		50		0		50
Balance at Dec. 31, 2020	25,102	$ 28,411	82,401	$ 93,261	8,191	$ 9,271	(1,736)	$ (1,965)	3,823	$ 4,327	341	$ 387	6,106	$ 6,911	124,228	$ 140,603	798	$ 905	125,026	$ 141,508
Statement Line Items [Line Items]
Profit (Loss) for the year	0	0	0	0	(15,408)	(17,439)	0	0	0	0	0	0	0	0	(15,408)	(17,439)	(4,856)	(5,498)	(20,264)	(22,937)
Other comprehensive loss for the year	0	0	0	0	0	0	0	0	11,542	13,063	(8,418)	(9,528)	0	0	3,124	3,535	(7,622)	(8,626)	(4,498)	(5,091)
Total comprehensive loss for the year	0	0	0	0	(15,408)	(17,439)	0	0	11,542	13,063	(8,418)	(9,528)	0	0	(12,284)	(13,904)	(12,478)	(14,124)	(24,762)	(28,028)
Issue of equity	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	8,682	9,826	8,682	9,826
Warrants exercise | $		514		3,870		0		0		0		0		0		4,384		0		4,384
Options exercise	49	55	0	0	0	0	0	0	0	0	0	0	0	0	49	55	0	0	49	55
Increase Decrease Through Exercise Of Options And Warrants	454		3,419		0								0		3,873		0		3,873
Acquisition of shares in subsidiaries from non-controlling interests	0	0	0	0	0	0	0	0	0	0	0	0	(409)	(463)	(409)	(463)	961	1,088	552	625
Share-based payments	0	0	63	71	0	0	0	0	0	0	0	0	0	0	63	71	0	0	63	71
Balance at Dec. 31, 2021	€ 25,605	$ 28,980	€ 85,883	$ 97,202	€ (7,217)	$ (8,168)	€ (1,736)	$ (1,965)	€ 15,365	$ 17,390	€ (8,077)	$ (9,141)	€ 5,697	$ 6,448	€ 115,520	$ 130,746	€ (2,037)	$ (2,305)	€ 113,483	$ 128,441